Income Taxes - Schedule of Income Tax Benefit from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 911	$ (132,625)	$ (106,487)
State	(1,478)	(10,393)	5,774
Subtotal	(567)	(143,018)	(100,713)
Deferred:
Federal	(316,364)	(129,131)	(213,397)
State	(111,106)	(23,144)	(61,666)
Subtotal	(427,470)	(152,275)	(275,063)
Total income tax benefit	$ (428,037)	$ (295,293)	$ (375,776)